Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain risks and concentration
Net revenues	$ 32,806	$ 36,051	$ 46,571
Net cash (used in)/provided by operating activities	(21,829)	(19,426)	71,104
Net cash provided by/(used in) investing activities	(1,001)	(987)	(3,977)
Net cash (used in)/provided by financing activities	(36,525)	(6,089)	(37,289)
VIE
Certain risks and concentration
Net revenues	12,071	12,983	22,063
Net Income (Loss)	(116)	(216)	(1,367)
Net cash (used in)/provided by operating activities	974	(1,217)	(974)
Net cash provided by/(used in) investing activities	(1,118)	146
Net cash (used in)/provided by financing activities		680	(90)
VIE | Receipts of Advances Group Companies
Certain risks and concentration
Net cash (used in)/provided by financing activities		402	124
VIE | Repayments of Advances from Group Companies
Certain risks and concentration
Net cash (used in)/provided by financing activities		(22)
VIE | Other Financing Activities
Certain risks and concentration
Net cash (used in)/provided by financing activities		300	(214)
VIE | Third parties
Certain risks and concentration
Net revenues	12,071	12,981	21,462
Net cash (used in)/provided by operating activities	$ 974	(1,217)	(1,127)
VIE | Related Party | Subsidiaries of the Group
Certain risks and concentration
Net revenues		$ 2	601
Net cash (used in)/provided by operating activities			$ 153